CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	104,018,468	104,018,468
Convertible preferred stock, shares issued	98,491,880	75,563,784
Convertible preferred stock, shares outstanding	98,491,880	75,563,784
Liquidation preference	$ 170,000	$ 117,437
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	119,200,000	119,200,000
Common stock, shares issued	878,413	880,191
Common stock, shares outstanding	878,413	880,191
Pro Forma [Member]
Convertible preferred stock, shares issued	0
Convertible preferred stock, shares outstanding	0
Common stock, shares issued	17,293,694
Common stock, shares outstanding	17,293,694